SunAmerica Global Trends Fund
SunAmerica Global Trends Fund
SUNAMERICA SPECIALTY SERIES SunAmerica Global Trends Fund (the “Fund”) Supplement dated November 25, 2014 to the Prospectus dated March 1, 2014, as supplemented and amended to date

Effective immediately, on page 3 of the Prospectus, in the second paragraph under the heading “PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND,” the bullets “German equity markets” and “Japanese equity markets,” respectively, are hereby deleted as asset classes and replaced with the following:

•	Developed Europe equity markets excluding United Kingdom equity markets

•	Developed Asia Pacific equity markets

On page 3 of the Prospectus, the third paragraph under the heading “PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND” is hereby deleted in its entirety and replaced with the following:

“Wellington Management Company, LLP (the “Subadviser” or “Wellington Management”) serves as subadviser to the Fund. Pursuant to Wellington Management’s proprietary approach, which involves rules-based indicators and technical analysis, the Fund’s investment exposure to each of these ten asset classes (based on the notional exposure of the futures) will generally be between 0% and 20% of the value of the Fund’s net assets. The Fund’s investment exposure to an asset class will fluctuate depending on the positive or negative signals identified by Wellington Management for the asset class, including based on whether an asset class is trending up, trending down or in a “range-bound” environment (i.e., where the market is trading in a relatively narrow range instead of trending). Wellington Management, in its sole discretion, will determine the allocation of the Fund’s investment exposure across the asset classes. After asset class allocations are made, Wellington Management will generally allocate any remaining assets (i.e., assets remaining if the Fund’s investment exposure to futures is less than 100%) to repurchase agreements and/or other money market instruments.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.